Consolidated Income Statements $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2019 MXN ($) $ / shares		Jun. 30, 2019 USD ($) $ / shares	[1],[2]	Jun. 30, 2018 MXN ($) $ / shares
Statement [LineItems]
Net sales		$ 243,715	[1]	$ 12,688		$ 226,593	[3],[4]
Other operating revenues		656	[1]	34		346	[3],[4]
Total revenues		244,371	[1]	12,722		226,939	[3],[4]
Cost of goods sold		153,579	[1]	7,995		143,652	[3],[4]
Gross profit		90,792	[1]	4,727		83,287	[3],[4]
Administrative expenses		9,519	[1]	496		8,513	[3],[4]
Selling expenses		58,992	[1]	3,071		55,299	[3],[4]
Other income		935	[1]	49		605	[3],[4]
Other expenses		2,454	[1]	128		1,867	[3],[4]
Interest expense		6,970	[1]	363		4,878	[3],[4]
Interest income		1,528	[1]	80		1,254	[3],[4]
Foreign exchange loss (gain), net		1,879	[1]	98		(701)	[3],[4]
Monetary position gain, net | $	[1]	2
Market value loss on financial instruments		20	[1]	1		326	[3],[4]
Income before income taxes from continuing operations and share of profit in equity accounted investees		13,423	[1]	699		14,963	[3],[4]
Income taxes		4,109	[1]	214		4,821	[3],[4]
Share in the profit of equity accounted investees, net of tax		3,052	[1]	159		2,999	[3],[4]
Net income from continuing operations		12,366	[1]	644		13,141	[3],[4]
Net income from discontinued operations | $	[3],[4]					166
CONSOLIDATED NET INCOME		12,366	[1]	644		13,307	[3],[4],[5]
Controlling interest from continuing operations		8,639	[1]	450		9,718	[3],[4]
Controlling interest from discontinued operations | $	[3],[4]					132
Non-controlling interest from continuing operations		3,727	[1]	194		3,423	[3],[4]
Non-controlling interest from discontinued operations | $	[3],[4]					34
CONSOLIDATED NET INCOME		$ 12,366	[1]	$ 644		$ 13,307	[3],[4],[5]
Series B shares [member]
Basic earnings per share from continuing operations
Basic earnings per share from continuing operations | (per share)		$ 0.43	[1]	$ 0.02		$ 0.48	[3],[4]
Basic earnings per share from discontinued operations
Basic earnings per share from discontinued operations | $ / shares	[3],[4]					0.01
Diluted earnings per share from continuing operations
Diluted earnings per share from continuing operations | (per share)		0.43	[1]	0.02		0.48	[3],[4]
Diluted earnings per share from discontinued operations
Diluted earnings per share from discontinued operations | $ / shares	[3],[4]					0.01
Series D shares [member]
Basic earnings per share from continuing operations
Basic earnings per share from continuing operations | (per share)		0.54	[1]	0.03		0.61	[3],[4]
Basic earnings per share from discontinued operations
Basic earnings per share from discontinued operations | $ / shares	[3],[4]					0.01
Diluted earnings per share from continuing operations
Diluted earnings per share from continuing operations | (per share)		$ 0.54	[1]	$ 0.03		0.61	[3],[4]
Diluted earnings per share from discontinued operations
Diluted earnings per share from discontinued operations | $ / shares	[3],[4]					$ 0.01

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.
[5]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines- See Note 4.2.1